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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:


_________________________________________
[Signature]

New York, New York
_________________________________________
[City, State]

May , 2000
_________________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         31

Form 13F Information Table Value Total:

         $ 408,283 (thousands)

List of Other Included Managers:


                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



          NONE


                                                             FORM 13F INFORMATION TABLE



                                                    Value                   Put/  Investment   Other             Voting
                                                                                                                Authority
Name of Issuer                Title of  CUSIP     (x$1000)  Shrs of  SH/PRN Call  Discretion  Managers   Sole     Shared     None
--------------                --------  -----     --------  -------- ------ ----  ----------  --------   ----     ------     ----
                               Class                        prn amt
                               -----                        -------

Answerthink Consulting Group    COM    36916997      380      15,542   SH          SOLE                15,542
Aspect Telecommumications Corp  COM    45237104   27,780      75,000   SH          SOLE                75,000
Bigstar Entertainment Inc.      COM    89896104       56      13,580   SH          SOLE                13,580
Biopure Corp                    COM    09065H105     333      10,000   SH          SOLE                10,000
BMC Software Inc.               COM    55921100   23,942     484,896   SH          SOLE               484,896
Cadence Design Systems Inc.     COM    127387108   2,063     100,000   SH          SOLE               100,000
CCC Information Svcs Group Inc  COM    12487Q109  14,302     665,200   SH          SOLE               665,200
Commerce One Inc                COM    200693109  19,768     132,450   SH          SOLE               132,450
Computer Assoc Intl Inc         COM    204912109  22,201     375,086   SH          SOLE               375,086
Exodus Communications Inc       COM    302088109   1,940      13,808   SH          SOLE                13,808
Grey Wolf Inc                   COM    397888108   3,957   1,005,000   SH          SOLE             1,005,000
Ikon Office Solutions Inc       COM    451713101      39       6,365   SH          SOLE                 6,365
Iluminet Holdings Inc.          COM    452334105   1,840      37,372   SH          SOLE                37,372
Infousa Inc.                    COM    456818301   2,738     300,000   SH          SOLE               300,000
Interwoven Inc.                 COM    46114T102   4,913      44,765   SH          SOLE                44,765
I2 Technologies Inc.            COM    465754109   3,664      30,000   SH          SOLE                30,000
Lynx Therapeutics Inc.          COM    551812308     288       9,679   SH          SOLE                 9,679
MGC  Communications Inc         COM    552763302   3,064      42,857   SH          SOLE                42,857
Objective Sys Integrators Inc   COM    674424106   2,762     181,819   SH          OTHER                                   181,819
PE Biosystem Group              COM    69332S102  43,132     446,968   SH          SOLE               446,968
PE Celera Genamic's Group       COM    69332S201  34,339     372,742   SH          SOLE               372,742
Primus Telecommunications Grp   COM    741929103   7,269     140,630   SH          OTHER                                   140,630
Selectia                        COM    816288104  73,163     829,039   SH          SOLE               829,039
Sensormatic Electrs Corp        COM    817265101  21,128     290,178   SH          SOLE               290,178
Sepracor Inc                    COM    817315104   5,645     251,600   SH          SOLE               251,600
Software Spectrum Inc           COM    833960107     882      41,640   SH          SOLE                41,640
Sybase Inc                      COM    871130100  22,980   1,131,300   SH          SOLE             1,131,300
Sybase Inc                      COM    866810104  15,488     200,000   SH          SOLE               200,000
Tripos Inc                      COM    896928108   1,146      43,433   SH          SOLE                43,433
Webstakes.com, Inc.             COM    94768K110   1,417     166,667   SH          SOLE               166,667
Voicestream Wireless Corp       COM    928615953  45,664     354,499   SH          SOLE               354,499





